Shareholder Fees {- Fidelity® Treasury Money Market Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-13 | Fidelity® Treasury Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none